Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Jun. 30, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 174,189	$ 988,696
Accounts receivable	3,191,711
Other receivables	8,900	1,002,300
Prepayments and advances	4,267,827	1,170,000
Total current assets	7,642,627	3,160,996
OTHER ASSETS
Prepayments, non-current	52,000,000
Property, plant and equipment, net	9,160,214	3,958,335
Intangible assets, net	12,272,326
Total other assets	73,432,540	3,958,335
Total assets	81,075,167	7,119,331
CURRENT LIABILITIES:
Other payables and accrued liabilities	517,134	518,122
Other payables - related party	10,711	10,711
Deferred revenue	3,596,821
Total current liabilities	4,124,666	528,833
Total liabilities	4,124,666	528,833
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.001 par value, 200,000,000 shares authorized, 110,356,629 and 25,623,822 shares issued and outstanding as of June 30, 2021 and 2020, respectively	110,357	25,624
Additional paid-in-capital	147,684,772	69,689,789
Deferred stock compensation	(682,383)	(1,201,183)
Deficit	(70,162,245)	(61,923,732)
Total shareholders’ equity	76,950,501	6,590,498
Total liabilities and shareholders’ equity	$ 81,075,167	$ 7,119,331